Stock-Based Compensation Plans - Additional Information (Details) shares in Thousands	9 Months Ended
Sep. 30, 2025 $ / shares shares
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price (in CAD per share) | $ / shares	$ 19.22
Common shares issued in exercise of other equity instruments (in shares)	328
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Common shares issued in exercise of other equity instruments (in shares)	10